Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 696,990,000.00
Previously Paid Amount	0.00
Total Fee Amount	96,254.32
Total Offset Amount	0.00
Net Fee	96,254.32
Narrative - Max Aggregate Offering Price	$ 696,990,000.00
Final Prospectus	true